Schedule of Cash Flows of Subprime Mortgage Holdings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Subprime Portfolio I	Dec. 31, 2010 Subprime Portfolio I	Dec. 31, 2011 Subprime Portfolio I Restated	Dec. 31, 2012 Subprime Portfolio II	Dec. 31, 2010 Subprime Portfolio II	Dec. 31, 2011 Subprime Portfolio II Restated
Net cash flows from retained interests		$ 315	$ 29		$ 629	$ 77